Mergers and Acquisitions (Tables)	12 Months Ended				9 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Agarigen, Inc. [Member]	Dec. 31, 2012 GT Life Sciences, Inc. [Member]	Dec. 31, 2012 Immunologix, Inc. [Member]	Sep. 30, 2013 AquaBounty [Member]
Acquisition Date Fair Value Consideration Transferred	The acquisition date fair value of each class of consideration transferred was as follows:

Cash	$1,178
Common shares	1,014
Stock options and warrants	1,581

$3,773

The acquisition date fair value of each class of consideration transferred was as follows:

Cash	$12,758
Common shares	1,092

$13,850

Estimated Fair Value of Assets Acquired and Liabilities Assumed at Acquisition Date

The estimated fair value of assets acquired and liabilities assumed at the acquisition date is as follows:

Cash	$334
Trade receivables	53
Other receivables	436
Prepaid expenses and other	11
Property and equipment	30
Intangible assets	3,122
Other assets	3

Total assets acquired	3,989

Accounts payable	60
Accrued compensation and benefits	65
Other accrued liabilities	91

Total liabilities assumed	216

Net assets acquired	$3,773

The estimated fair value of assets acquired and liabilities assumed at the acquisition date is as follows:

Cash	$21
Other receivables	161
Related party receivable	33
Prepaid expenses and other	1
Property and equipment	32
Intangible assets	14,094

Total assets acquired	14,342

Accounts payable	55
Accrued compensation and benefits	29
Other accrued liabilities	8

Total liabilities assumed	92

Net assets acquired	$14,250

The estimated fair value of assets acquired and liabilities assumed at the acquisition date is as follows:

Cash	$19
Other receivables	1
Prepaid expenses and other	6
Property and equipment	141
Intangible assets	13,921

Total assets acquired	14,088

Accounts payable	87
Accrued compensation and benefits	76
Long-term debt	75

Total liabilities assumed	238

Net assets acquired	$13,850

Condensed Pro forma Financial Information

The following unaudited condensed pro forma financial information for the year ended December 31, 2011 is presented as if the acquisitions had been consummated on January 1, 2011:

(Unaudited)	2011 Pro forma

Revenues	$9,146
Net loss	(89,116)
Accretion of dividends on redeemable convertible preferred stock, not declared	(13,868)

Net loss attributable to common shareholders	$(102,984)

Net loss attributable to common shareholders per share, basic and diluted	$(19.01)

The following unaudited condensed pro forma financial information for the three months ended September 30, 2012 and the nine months ended September 30, 2013 and 2012 is presented as if the acquisition had been consummated on January 1, 2012:

	Three Months Ended September 30,	Nine months Ended September 30,
	2012	2013	2012

		Pro forma
Revenues	$2,904	$16,890	$7,269
Net loss	(21,483)	(35,742)	(46,858)

Net loss attributable to noncontrolling interest	459	1,496	1,541

Net loss attributable to Intrexon	(21,024)	(34,246)	(45,317)

Accretion of dividends on redeemable convertible preferred stock	(5,469)	(18,391)	(16,291)

Net loss attributable to Intrexon common shareholders	$(26,493)	$(52,637)	$(61,608)

Net loss attributable to Intrexon common shareholders per share, basic and diluted	$(4.75)	$(2.39)	$(11.19)

Summary of Fair Value of the Consideration Transferred

The fair value of the consideration transferred included:

Consideration paid	$4,907
Fair value of noncontrolling interest	15,153
Fair value of the Company’s investment in affiliate held before the business combination	12,751

Fair value of the consideration transferred	$32,811

Summary of Preliminary Estimated Fair Value of Assets Acquired and Liabilities Assumed at the Acquisition Date

The preliminary estimated fair value of assets acquired and liabilities assumed at the acquisition date is shown below:

Cash	$5,419
Short-term investments	14
Trade receivables	4
Other receivables	9
Prepaid expenses and other	200
Property, plant and equipment	1,241
Intangible assets	14,900
Other assets	22

Total assets acquired	21,809

Accounts payable	156
Accrued compensation and benefits	94
Other accrued liabilities	395
Long-term debt	2,199

Total liabilities assumed	2,844

Net assets acquired	18,965
Goodwill	13,846

Total consideration	$32,811